Cash, Cash Equivalents and Investments - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Realized gains or losses on investments	$ 0	$ 0	$ 0	$ 0
Aggregate fair value of investments	$ 52,900,000		$ 52,900,000